Revenue and Performance Obligations (Tables)	12 Months Ended
Apr. 30, 2019
Text Block [Abstract]
Revenue from External Customers by Products and Services

The following table presents revenue by category (in thousands):

	Year Ended April 30,
	2019		2018		2017
		% of		% of		% of
		Total		Total		Total
	Amount	Revenue	Amount	Revenue	Amount	Revenue
Self-managed subscription	$202,419	74%	$123,898	77%	$70,398	79%
License	39,474	15%	25,759	16%	14,503	16%
Subscription	162,945	60%	98,139	61%	55,895	63%
SaaS	45,835	17%	25,484	16%	9,348	11%
Total subscription revenue	248,254	91%	149,382	93%	79,746	90%
Professional services	23,399	9%	10,553	7%	8,431	10%
Total revenue	$271,653	100%	$159,935	100%	$88,177	100%